Stock-Based Compensation and Employee Benefit Plans - Schedule of Options Vested and Exercisable (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
14,580.00 [Member] | Options Vested and Exercisable [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	84
Weighted-Average Remaining Contractual Life (Years)	3 years 29 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 14,580
14,580.00 [Member] | Options Vested and Expected to Vest [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	90
Weighted-Average Remaining Contractual Life (Years)	2 years 7 months 9 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 14,580
6,840.00 [Member] | Options Vested and Exercisable [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	73
Weighted-Average Remaining Contractual Life (Years)	11 months 19 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 6,840
6,840.00 [Member] | Options Vested and Expected to Vest [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	73
Weighted-Average Remaining Contractual Life (Years)	11 months 19 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 6,840
41,520.00 [Member] | Options Vested and Exercisable [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	49
Weighted-Average Remaining Contractual Life (Years)	4 years 4 months 20 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 41,520
41,520.00 [Member] | Options Vested and Expected to Vest [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	49
Weighted-Average Remaining Contractual Life (Years)	4 years 4 months 20 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 41,520
43,470.00 [Member] | Options Vested and Exercisable [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	4
Weighted-Average Remaining Contractual Life (Years)	6 years 2 months 19 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 43,470
43,470.00 [Member] | Options Vested and Expected to Vest [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	4
Weighted-Average Remaining Contractual Life (Years)	6 years 2 months 19 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 43,470